Offerings - Offering: 1	Apr. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	348,827
Proposed Maximum Offering Price per Unit	0.39
Maximum Aggregate Offering Price	$ 136,042.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also includes an indeterminate number of additional shares that may become issuable under the plan set forth herein by reason of any stock split, stock dividend, recapitalization or other similar transactions as provided in the above referenced plan. (2) Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.39 per share, which is the average of the high and low prices of the Registrant's common stock, as reported on the NASDAQ Capital Market, on April 2, 2026.